Critical accounting judgments and estimates	12 Months Ended
Dec. 31, 2021
Critical accounting judgments and estimates

5. Critical accounting judgments and estimates

(a) Significant judgments

Preparation of the consolidated financial statements requires management to make judgments in applying the Company’s accounting policies. Judgments that have the most significant effect on the amounts recognized in these consolidated financial statements relate to functional currency, income taxes, title to mineral property interests, impairment of mineral properties and provisions and reclamation and closure cost obligations. These judgments have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Functional currency

Management determines the functional currency for each entity. This requires that management assess the primary economic environment in which each of these entities operates. Management’s determination of functional currencies affects how the Company translates foreign currency balances and transactions. Determination includes an assessment of various indicators. In determining the functional currency of the Company’s operations in Canada (Canadian dollar), UK (British Pound), Chile (Chilean Peso) and Argentina (U.S. dollar), management considered the indicators of IAS 21 The Effects of Changes in Foreign Exchange.

Patagonia Gold Corp. Notes to the Consolidated Financial Statements For the Years Ended December 31, 2021, 2020 and 2019 (In thousands of U.S. dollars unless otherwise stated)

Income taxes and taxes receivable

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain and subject to judgment. The Company recognizes liabilities and contingencies for anticipated tax audit issues based on the Company’s current understanding of the tax law in the various jurisdictions in which it operates. For matters where it is probable that an adjustment will be made, the Company records its best estimate of the tax liability including the related interest and penalties in the current tax provision. Management believes they have adequately provided for the probable outcome of these matters; however, the final outcome may result in a materially different outcome than the amount included in the tax liabilities.

The Company has receivables due from the Argentinean government for value-added taxes. Significant estimates and judgments are involved in the assessment of recoverability of these receivables. Changes in management’s impairment assumptions may result in an additional impairment provision, or a reduction to any previously recorded impairment provision, with the impact recorded in profit or loss.

The Company has accrued deferred income tax assets but may not be able to utilize part or all of these assets in the future. The Company only recognizes the expected future tax benefit from these assets if it is considered more likely than not that the tax benefit will be realized. Otherwise, a valuation allowance is applied against deferred tax assets that are not more likely than not to be utilized. Assessing the recoverability of deferred tax assets requires management to make significant estimates related to expectations of future taxable income, including application of existing tax laws in each jurisdiction, assumptions about future metals prices, the macroeconomic environment and results of the Company’s operations. To the extent that future cash flows and taxable income differ significantly from estimates, the Company’s ability to realize deferred tax assets could be impacted. Additionally, future changes in tax laws could limit the ability to obtain the future benefits represented by the deferred tax assets.

Title to mineral property interests

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

Impairment of mineral properties

The Company is required to make certain judgments in assessing indicators of impairment of mineral properties. Judgment is required to determine if the right to explore will expire in the near future or is not expected to be renewed. Judgment is required to determine whether substantive expenditures on further exploration for and evaluation of mineral resources in specific areas will not be planned or budgeted. Judgment is required to determine if the exploration for and evaluation of mineral resources in specific areas have not led to the commercially viable quantities of mineral resources and the Company will discontinue such activities. Judgment is required to determine whether there are indications that the carrying amount of a mineral property is unlikely to be recovered in full from successful development of the project or by sale.

(b) Use of estimates

The preparation of these consolidated financial statements in conformity with IFRS requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company also makes estimates and assumptions concerning the future. The determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience and current and expected economic conditions. Actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves, share-based payments, provisions, inventories and the allocation of fair value to assets and liabilities assumed in connection with business combinations. These estimates have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

The Company is also exposed to legal risk. The outcome of currently pending and future proceedings cannot be predicted with certainty. Thus, an adverse decision in a lawsuit could result in additional costs that are not covered, either wholly or partly, under insurance policies and that could significantly influence the business and results of operations.

Patagonia Gold Corp. Notes to the Consolidated Financial Statements For the Years Ended December 31, 2021, 2020 and 2019 (In thousands of U.S. dollars unless otherwise stated)

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Mineral reserves

The Company uses estimates and assumptions related to mineral reserves that are the basis for future cash flow estimates utilized in impairment calculations and units-of production amortization calculations, environmental, reclamation and closure obligations and estimates of recoverable silver and gold in inventories. The Company relies on their technical personnel and independent mining consultants to determine the estimates of mineral reserves. Mineral reserve estimates are based upon engineering evaluations of samplings of drill holes and other openings.

Share-based payments

The Company determines fair value of stock options issued using the Black-Scholes option-pricing model which requires the input of highly subjective assumptions. These assumptions include estimating the future volatility of the stock price, risk-free rate and future employee turnover rates. While management believes that the estimates and assumptions are reasonable, actual results could differ from those estimates.

Warrants

The Company determines fair value of warrants issued using the Black-Scholes option-pricing model which requires the input of highly subjective assumptions. These assumptions include estimating the future volatility of the stock price. While management believes that the estimates and assumptions are reasonable, actual results could differ from those estimates.

Provisions

The Company assesses its provision for reclamation and remediation obligations on an annual basis or when new material information becomes available. Mining and exploration activities are subject to various laws and regulations governing the protection of the environment. In general, these laws and regulations are continually changing and the Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. Accounting for reclamation and remediation obligations requires management to make estimates of the future costs the Company will incur to complete the reclamation and remediation work required to comply with existing laws and regulations at each mining operation. Actual costs incurred may differ from those amounts estimated. Also, future changes to environmental laws and regulations could increase the extent of reclamation and remediation work required to be performed by the Company. Increases in future costs could materially impact the amounts charged to operations for reclamation and remediation. The provision represents management’s best estimate of the present value of the future reclamation and remediation obligation. The actual future expenditures may differ from the amounts currently provided.

Inventories

The measurement of inventories including the determination of its net realizable value involves the use of estimates. Net realizable value is determined with reference to relevant market prices less applicable selling expenses. Estimation is also required in determining the tonnage, recoverable gold and sliver, and in determining the remaining costs of completion to bring inventory into its saleable form. Judgment also exists in determining whether to recognize a provision for obsolescence on materials and supplies included in inventories, and estimates are required to determine salvage value. Estimates of recoverable gold or silver on the leach pads are calculated from the quantities of ore placed on the leach pads, the grade of ore placed on the leach pads and a recovery percentage.

Business combinations

The acquisition method of accounting for business combinations in accordance with IFRS 3 requires management to determine the fair value of assets acquired and liabilities assumed on the date of the acquisition. In determining and allocating the fair values of assets and liabilities in a business combination, the Company relies on appraisals, internal valuations based on discounted cash flow, historical experience and other reliable information available as of the date of the acquisition.

Patagonia Gold Corp. Notes to the Consolidated Financial Statements For the Years Ended December 31, 2021, 2020 and 2019 (In thousands of U.S. dollars unless otherwise stated)